Selected critical accounting policies (Policies)	6 Months Ended
Jun. 30, 2018
Significant Accounting Policies [abstract]
Description of accounting policy for available-for-sale financial assets [text block]
Transaction costs recorded in Equity
Transaction costs that are directly attributable to the potential distribution (spinoff) of Alcon to the Novartis shareholders, and that would otherwise have been avoided, are recorded as a deduction from equity. If the spinoff does not occur, the cost will be recycled into the consolidated income statement.

Description of accounting policy for financial instruments [text block]
IFRS 9 FINANCIAL INSTRUMENTS
Novartis implemented IFRS 9 Financial Instruments as of January 1, 2018, which substantially changes the classiﬁcation and measurement of ﬁnancial instruments. The new standard requires impairments to be based on a forward-looking model, changes the approach to hedging ﬁnancial exposures and related documentation, changes the recognition of certain fair value changes and amends disclosures requirements.
The impairment of financial assets, including trade and lease receivables, is now assessed using an expected credit loss model; previously, the incurred loss model was used. Given the nature of Novartis’ financial assets, the Group had no significant impact to its provisions for doubtful accounts or impairments from this change.
The new hedge accounting model introduced by the standard requires hedge accounting relationships to be based upon the Group’s own risk management strategy and objectives, and to be discontinued only when the relationships no longer qualify for hedge accounting. There was no impact upon adoption of the new standard, as the Groups existing hedge relationships continue to be designated as such under the new hedge accounting requirements.
The most significant impact to the Group, upon adoption of IFRS 9, relates to the treatment of the unrealized gains and losses from changes in fair value on certain of the Group’s financial instruments, which were previously classified as available-for-sale marketable securities and financial investments. The unrealized gains and losses (to the extent of previous recognized unrealized gains), which the Group recognized previously in the consolidated statement of other comprehensive income, will from January 1, 2018 be recognized in the consolidated income statement. This approach will be applied to equity securities where the fair value through other comprehensive income irrevocable option will not be applied.
The Group applied the modified retrospective method upon adoption of IFRS 9 on January 1, 2018. This method requires the recognition of the cumulative effect of initially applying IFRS 9 to retained earnings and not to restate prior years. The cumulative effect recorded at January 1, 2018 was an increase to retained earnings of USD 177 million.

Description of accounting policy for Revenue from Contracts with Customers [text block]
IFRS 15 REVENUE FROM CONTRACTS WITH CUSTOMERS
Novartis implemented the new standard IFRS 15 Revenue from Contracts with Customers as of January 1, 2018. The new standard amends revenue recognition requirements and establishes principles for reporting information about the nature, amount, timing and uncertainty of revenue and cash ﬂows arising from contracts with customers. The standard replaces IAS 18 Revenue and IAS 11 Construction contracts and related interpretations.
The impacts of adoption of the new standard are summarized below:
• The Group’s “Net sales” are derived from the sale of drug substances, vision care products, surgical equipment, other products and services, where control transfers to our customers and our performance obligations are satisfied at the time of shipment to or receipt of the products by the customer or when the services are performed. The adoption of IFRS 15 did not significantly change the timing or amount of revenue recognized under these arrangements.
• The Group’s “Other revenue” consists of royalty income from the out-licensing of intellectual property (IP), which is recognized as earned and from manufacturing and other services, where revenue is recognized when control transfers to the third party and our performance obligations are satisfied. The adoption of IFRS 15 did not significantly change the timing or amount of revenue recognized from these manufacturing and other services arrangements, nor did it change accounting for these royalty arrangements, as the standard’s royalty exception is applied for IP licenses.
“Other revenue” also includes revenue from profit sharing arrangements with our collaboration partners. Furthermore, the Group receives milestone payments related to the out-licensing of IP. The adoption of IFRS 15 did not significantly change the timing or amount of revenue recognized under these arrangements.
The Group applied the modified retrospective method upon adoption of IFRS 15 on January 1, 2018. This method requires the recognition of the cumulative effect of initially applying IFRS 15 to retained earnings and not to restate prior years. The cumulative effect recorded at January 1, 2018 was an increase to retained earnings of USD 60 million.
For further information on the impact of adoption of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers see Note 7.
The Group’s updated accounting policies, effective January 1, 2018, upon adoption of IFRS 9 Financial Instruments and IFRS 15 Revenue from Contracts with Customers are as follows:

Description of accounting policy for marketable securities, commodities and non-current financial assets
Marketable securities, commodities and non-current financial assets
Marketable securities are financial assets consisting principally of equity and debt securities as well as fund investments. Marketable securities held for short-term purposes are principally traded in liquid markets and are classified as marketable securities within current assets on the consolidated balance sheet. The financial impacts related to these financial assets are recorded in “Other financial income and expense” in the consolidated income statement. Marketable securities held for long-term strategic purposes are classified as non-current financial assets on the consolidated balance sheet. The financial impacts related to these financial assets are recorded in “Other income” and “Other expense” in the consolidated income statement.
Marketable securities are initially recorded at fair value on their trade date, which is different from the settlement date when the transaction is ultimately effected. Quoted securities are re-measured at each reporting date to fair value based on current market prices. If the market for a financial asset is not active or no market is available, fair values are established using valuation techniques. The majority of non-quoted investments are valued initially at fair value through the established purchase price between a willing buyer and seller. Non-quoted investments are subsequently adjusted based on values derived from discounted cash flow analysis or other pricing models. These investment values are classified as “Level 3” in the fair value hierarchy.
The Group classifies and accounts for its marketable securities and non-current financial assets in the following categories:
• Debt securities are valued at fair value through other comprehensive income with subsequent recycling through profit and loss, as they meet the “Solely Payment of Principal and Interest” and business model criteria. Unrealized gains, except exchange gains, are recorded as a fair value adjustment in the consolidated statement of comprehensive income. They are recognized in the consolidated income statement when the debt instrument is sold, at which time the gain is transferred to “Other financial income and expense”. Exchange gains and losses related to debt instruments are immediately recognized in the consolidated income statement under “Other financial income and expense”.
• Fund investments, equity securities of the Novartis Venture Fund and derivative assets are valued at fair value through profit and loss (FVPL). Unrealized gains and losses, including exchange gains and losses, are recognized in the consolidated income statement, for marketable securities held for short-term purposes and derivative assets to “Other financial income and expense”, and for all other equity securities and fund investments held for strategic purposes to “Other income” for gains and “Other expense” for losses.
• Equity securities held as strategic investments, typically held outside of the Novartis Venture Fund, are generally designated at date of acquisition as financial assets valued at fair value through other comprehensive income with no subsequent recycling through profit and loss. Unrealized gains and losses, including exchange gains and losses, are recorded as a fair value adjustment in the consolidated statement of comprehensive income. They are reclassified to retained earnings when the equity security is sold. If these equity securities are not designated at date of acquisition as financial assets valued at fair value through other comprehensive income, they are valued at FVPL, as described above.
• Other financial assets, such as loans and long-term receivables from customers, advances and other deposits, are valued at amortized costs, which reflects the time value of money less any allowances for uncollectable amounts.
The Group assesses on a forward-looking basis the expected credit losses associated with its debt securities valued at fair value through other comprehensive income. Impairments on debt securities are recorded in “Other financial income and expense”.
For other financial assets valued at amortized costs, impairments, which are based on their expected credit losses, and exchange rate losses are included in “Other expense” in the consolidated income statement and exchange rate gains and interest income, using the effective interest rate method, are included in “Other income” in the consolidated income statement.
Commodities, which include gold bullion or coins, are valued at the lower of cost or fair value using current market prices. The changes in fair value below cost are immediately recorded in “Other financial income and expense”.

Description of accounting policy for trade receivables
Trade receivables
Trade receivables are initially recognized at their invoiced amounts, including any related sales taxes less adjustments for estimated revenue deductions such as rebates, chargebacks and cash discounts.
Provisions for doubtful trade receivables are established using an expected credit loss model (ECL). The provisions are based on a forward-looking ECL, which includes possible default events on the trade receivables over the entire holding period of the trade receivable, considering the occurrence of a significant increase in credit risk. Significant financial difficulties of a customer, such as probability of bankruptcy, financial reorganization, default or delinquency in payments are considered indicators that recovery of the trade receivable is doubtful. These provisions represent the difference between the trade receivable’s carrying amount in the consolidated balance sheet and the estimated net collectible amount. Charges for doubtful trade receivables are recorded as marketing and selling costs recognized in the consolidated income statement within “Selling, General & Administration” expenses.

Description of accounting policy for revenue
Revenue recognition
Revenue
Revenue on the sale of Novartis Group products and services, which is recorded as “Net sales” in the consolidated income statement, is recognized when a contractual promise to a customer (performance obligation) has been fulfilled by transferring control over the promised goods and services to the customer, generally at the point in time of shipment to or receipt of the products by the customer or when the services are performed. When contracts contain customer acceptance provisions, revenue is recognized upon the satisfaction of acceptance criteria. If products are stockpiled at the request of the customer, revenue is only recognized once the products have been inspected and accepted by the customer, and there is no right of return or replenishment on product expiry. The amount of revenue to be recognized is based on the consideration Novartis expects to receive in exchange for its goods and services. If a contract contains more than one performance obligation, the consideration is allocated based on the standalone selling price of each performance obligation.
Surgical equipment may be sold together with other products and services under a single contract. Revenues are recognized upon satisfaction of each of the performance obligations in the contract.
For surgical equipment, in addition to cash and installment sales, revenue is recognized under finance and operating lease arrangements. Arrangements in which Novartis transfers substantially all the risks and rewards incidental to ownership to the customer are treated as finance lease arrangements. Revenue from finance lease arrangements is recognized at amounts equal to the fair value of the equipment, which approximate the present values of the minimum lease payments under the arrangements. As interest rates embedded in lease arrangements are approximately market rates, revenue under finance lease arrangements is comparable to revenue for outright sales. Finance income for arrangements longer than twelve months is deferred and subsequently recognized based on a pattern that approximates the use of the effective interest method and recorded in “Other income”. Operating lease revenue for equipment rentals is recognized on a straight-line basis over the lease term.
The consideration Novartis receives in exchange for its goods or services may be fixed or variable. Variable consideration is only recognized when it is highly probable that a significant reversal will not occur. The most common elements of variable consideration are listed below:
• Rebates and discounts granted to government agencies, wholesalers, retail pharmacies, managed healthcare organizations and other customers are provisioned and recorded as a deduction from revenue at the time the related revenues are recorded or when the incentives are offered. They are calculated on the basis of historical experience and the specific terms in the individual agreements.
• Refunds granted to healthcare providers under innovative pay-for-performance agreements are provisioned and recorded as a revenue deduction at the time the related sales are recorded. They are calculated on the basis of historical experience and clinical data available for the product, as well as the specific terms in the individual agreements. In cases where historical experience and clinical data are not sufficient for a reliable estimation of the outcome, revenue recognition is deferred until the uncertainty is resolved or until such history is available.
• Cash discounts are offered to customers to encourage prompt payment and are provisioned and recorded as revenue deductions at the time the related sales are recorded.
• Shelf stock adjustments are generally granted to customers, primarily of the Sandoz Division, to cover the inventory held by them at the time the price decline becomes effective. Revenue deduction provisions for shelf stock adjustments are recorded when the price decline is anticipated, based on the impact of the price decline on the customer’s estimated inventory levels.
• Sales returns provisions are recognized and recorded as revenue deductions when there is historical experience of Novartis agreeing to customer returns and Novartis can reasonably estimate expected future returns. In doing so, the estimated rate of return is applied, determined based on historical experience of customer returns and considering any other relevant factors. This is applied to the amounts invoiced, also considering the amount of returned products to be destroyed versus products that can be placed back in inventory for resale. Where shipments are made on a re-sale or return basis, without sufficient historical experience for estimating sales returns, revenue is only recorded when there is evidence of consumption or when the right of return has expired.
Provisions for revenue deductions are adjusted to actual amounts as rebates, discounts and returns are processed. The provision represents estimates of the related obligations, requiring the use of judgment when estimating the effect of these sales deductions.

Description of accounting policy for other revenue
Other revenue
“Other revenue” includes royalty and milestone income from the out-licensing of intellectual property (IP) whenever Novartis retains an interest in the IP through a license and income from profit sharing arrangements with our collaboration partners. Royalty income earned through a license is recognized when the underlying sales have occurred. Milestone income is recognized at the point in time when it is highly probable that the respective milestone event criteria is met, and the risk of reversal of revenue recognition is remote. Other revenue also includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales, and is recognized when control transfers to the third party and our performance obligations are satisfied.